Financial risk management - Key assumptions used for preferred shares issued by subsidiaries (Details) - Preferred shares issued by subsidiaries - Financial liabilities measured at FVTPL	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyager Group Inc. | Risk-free interest rate
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.038	0.044	0.039
Voyager Group Inc. | DLOM
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.128	0.13	0.125
Voyager Group Inc. | Expected volatility
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.54	0.544	0.535
Soda Technology Inc. | Risk-free interest rate
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.036	0.042	0.041
Soda Technology Inc. | DLOM
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.031	0.057	0.069
Soda Technology Inc. | Expected volatility
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.383	0.412	0.392
City Puzzle Holding Limited | Risk-free interest rate
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.036	0.043	0.042
City Puzzle Holding Limited | DLOM
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.085	0.103	0.067
City Puzzle Holding Limited | Expected volatility
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.444	0.485	0.413
Xiaoju Technology Holdings (CAY) Co. | Risk-free interest rate
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.038
Xiaoju Technology Holdings (CAY) Co. | DLOM
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.14
Xiaoju Technology Holdings (CAY) Co. | Expected volatility
Key assumptions used for preferred shares issued by subsidiaries
Significant unobservable inputs	0.619